Intangible Assets (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Amortization of intangible assets	$ 66,902	$ 49,402	$ 177,373	$ 147,231	$ 196,633	$ 103,523